Notes Payable - Equipment (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Note payable		$ 1,208,186	$ 1,302,239
Current portion		(981,759)	(1,302,239)
Long term portion		226,427
Principal payments due are as follows for the twelve months ended:
December 31, 2021		981,759
December 31, 2022		168,345
December 31, 2023		58,082
Total Principal amount		1,208,186
Notes Payable [Member]
Debt Instrument [Line Items]
Note payable	[1]	304,845
Notes Payable One [Member]
Debt Instrument [Line Items]
Note payable	[1]	69,230
Notes Payable Two [Member]
Debt Instrument [Line Items]
Note payable		386,268	563,368
Notes Payable Three [Member]
Debt Instrument [Line Items]
Note payable	[1],[2],[3]	86,807	206,682
Notes Payable Four [Member]
Debt Instrument [Line Items]
Note payable	[1],[2],[4]	349,761	441,989
Notes Payable Five [Member]
Debt Instrument [Line Items]
Note payable		$ 11,275	$ 90,200

[1]	The Company was between 1 and 3 payments delinquent in its obligation on this note at December 31, 2020.
[2]	Due to the difficulty in obtaining long-term equipment financing, Wheeler CAT has extended the terms of this 12-month amortization, allowing for continued monthly payments of the same amount until other financing becomes available or until the balance has been paid in full, whichever comes first.
[3]	In February 2021, Wheeler CAT requested the return of this equipment because the Company was 5 payments delinquent in its obligation on this note payable. This truck was then purchased from Wheeler CAT by a related party who in February began renting the truck to the Company on a month-to-month rental. This arrangement relieved the Company of any other financial obligation on this note.
[4]	The balance due at December 31, 2020 includes an increase for a major repair invoice along with additional interest charges, which increased the note balance by $34,970.